Tax - Tax as a percentage of profit before tax (Details)	12 Months Ended
	Mar. 31, 2018	Mar. 31, 2017	Mar. 31, 2016
Disclosure Of Income Taxes [Line Items]
Effective tax rate – continuing operations	(32.60%)	17.10%	18.30%
Before exceptional items and remeasurements
Disclosure Of Income Taxes [Line Items]
Effective tax rate – continuing operations	22.20%	23.70%	25.00%